Discontinued operations - Narrative (Details) - Jul. 29, 2025 - Discontinued Operations, Disposed of by Sale - Light-Duty € in Thousands, $ in Thousands	USD ($)	EUR (€)	EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment	$ 59,975		€ 51,424
Maximum potential earnouts	$ 3,790	€ 3,250